Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	83 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
OTG Latin America ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OTG Latin America ETF
Average Annual Return, Percent	35.84%	10.19%	4.40%
MSCI ACWI ex USA Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net Total Return Index
Average Annual Return, Percent	24.91%	7.02%	8.55%